Commitments	12 Months Ended
Dec. 31, 2022
Commitments Abstract
Commitments
33.

Commitments
On October 11, 2022, Cameco announced that it had entered into a strategic partnership with Brookfield Renewable Partners
(Brookfield Renewable) and its institutional partners to acquire Westinghouse Electric Company (Westinghouse), one of the
world’s largest nuclear services businesses. Brookfield Renewable, with its institutional partners, will own a 51 % interest in
Westinghouse and Cameco will own 49%.
Cameco’s share of the purchase price will be funded with a combination of cash, debt and equity. The Company secured a bridge loan facility of $ 280,000,000

(US) as well as $
600,000,000

(US) in term loans. The bridge facility, if funded, will mature
364 days after the acquisition closing date and the term loans, which consist of two

$
300,000,000

(US) tranches, are expected
to mature two and three years after the closing of the acquisition. In addition, as disclosed in note 17, Cameco issued
34,057,250

common shares pursuant to a public offering.
Transaction costs of $ 41,227,000

have been included in supplies and prepaid expenses in the consolidated statement of financial position as of the year ended December 31, 2022. Under the terms of the agreement, if the transaction does not close, Cameco is entitled to recover a portion of these costs.